Note 2 - Allowance for Credit Losses: Past Due Financing Receivables (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Live Check Loans
Impaired Financing Receivable, Recorded Investment	$ 10,473,969	$ 8,796,815
Premier Loans
Impaired Financing Receivable, Recorded Investment	3,242,852	2,730,214
Other Consumer Loans
Impaired Financing Receivable, Recorded Investment	45,816,015	43,041,234
Real Estate Loans
Impaired Financing Receivable, Recorded Investment	2,388,003	2,214,859
Sales Finance Contracts
Impaired Financing Receivable, Recorded Investment	6,298,308	5,695,964
Impaired Financing Receivable, Recorded Investment	68,219,147	62,479,086
Financial Asset, 30 to 59 Days Past Due | Live Check Loans
Impaired Financing Receivable, Recorded Investment	4,551,246	2,752,871
Financial Asset, 30 to 59 Days Past Due | Premier Loans
Impaired Financing Receivable, Recorded Investment	1,330,890	915,525
Financial Asset, 30 to 59 Days Past Due | Other Consumer Loans
Impaired Financing Receivable, Recorded Investment	17,402,721	15,190,957
Financial Asset, 30 to 59 Days Past Due | Real Estate Loans
Impaired Financing Receivable, Recorded Investment	775,625	656,780
Financial Asset, 30 to 59 Days Past Due | Sales Finance Contracts
Impaired Financing Receivable, Recorded Investment	2,427,192	2,176,581
Financial Asset, 30 to 59 Days Past Due
Impaired Financing Receivable, Recorded Investment	26,487,674	21,692,714
Financial Asset, 60 to 89 Days Past Due | Live Check Loans
Impaired Financing Receivable, Recorded Investment	1,995,548	2,446,703
Financial Asset, 60 to 89 Days Past Due | Premier Loans
Impaired Financing Receivable, Recorded Investment	684,610	554,662
Financial Asset, 60 to 89 Days Past Due | Other Consumer Loans
Impaired Financing Receivable, Recorded Investment	10,028,641	9,270,399
Financial Asset, 60 to 89 Days Past Due | Real Estate Loans
Impaired Financing Receivable, Recorded Investment	314,274	440,155
Financial Asset, 60 to 89 Days Past Due | Sales Finance Contracts
Impaired Financing Receivable, Recorded Investment	1,460,136	1,134,376
Financial Asset, 60 to 89 Days Past Due
Impaired Financing Receivable, Recorded Investment	14,483,209	13,846,295
Financial Asset, Equal to or Greater than 90 Days Past Due | Live Check Loans
Impaired Financing Receivable, Recorded Investment	3,927,175	3,597,241
Financial Asset, Equal to or Greater than 90 Days Past Due | Premier Loans
Impaired Financing Receivable, Recorded Investment	1,227,352	1,260,027
Financial Asset, Equal to or Greater than 90 Days Past Due | Other Consumer Loans
Impaired Financing Receivable, Recorded Investment	18,384,653	18,579,878
Financial Asset, Equal to or Greater than 90 Days Past Due | Real Estate Loans
Impaired Financing Receivable, Recorded Investment	1,298,104	1,117,924
Financial Asset, Equal to or Greater than 90 Days Past Due | Sales Finance Contracts
Impaired Financing Receivable, Recorded Investment	2,410,980	2,385,007
Financial Asset, Equal to or Greater than 90 Days Past Due
Impaired Financing Receivable, Recorded Investment	$ 27,248,264	$ 26,940,077